Securities borrowed, lent and subject to repurchase agreements (Tables)	12 Months Ended
Dec. 31, 2016
Securities borrowed, lent and subject to repurchase agreements
end of	2016	2015
Securities borrowed or purchased under agreements to resell (CHF million)
Central bank funds sold and securities purchased under resale agreements	81,513	78,474
Deposits paid for securities borrowed	53,326	44,575
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	134,839	123,049
Securities lent or sold under agreements to repurchase (CHF million)
Central bank funds purchased and securities sold under repurchase agreements	26,106	36,754
Deposits received for securities lent	6,910	9,844
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	33,016	46,598

Bank
Securities borrowed, lent and subject to repurchase agreements
end of	2016	2015
Securities borrowed or purchased under agreements to resell (CHF million)
Central bank funds sold and securities purchased under resale agreements	81,802	78,861
Deposits paid for securities borrowed	53,326	44,575
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	135,128	123,436
Securities lent or sold under agreements to repurchase (CHF million)
Central bank funds purchased and securities sold under repurchase agreements	26,106	36,754
Deposits received for securities lent	6,910	9,844
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	33,016	46,598